ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Oct. 28, 2012
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE B

ACCUMULATED OTHER COMPREHENSIVE LOSS

Components of accumulated other comprehensive loss are as follows:

(in thousands)	Foreign Currency Translation	Pension & Other Benefits	Deferred Gain (Loss) – Hedging	Accumulated Other Comprehensive Loss
Balance at October 25, 2009	$ 3,381	$ (194,103)	$(12,888)	$ (203,610)
Unrecognized gains (losses):
Gross	5,468	(38,490)	23,511	(9,511)
Tax effect	–	13,555	(9,011)	4,544
Reclassification into net earnings:
Gross	–	22,244	28,672	50,916
Tax effect	–	(8,449)	(9,800)	(18,249)
Net of tax amount	5,468	(11,140)	33,372	27,700
Balance at October 31, 2010	$ 8,849	$ (205,243)	$ 20,484	$ (175,910)
Unrecognized gains (losses):
Gross	843	(15,115)	39,480	25,208
Tax effect	–	5,534	(14,895)	(9,361)
Reclassification into net earnings:
Gross	–	20,363	(45,103)	(24,740)
Tax effect	–	(7,722)	17,042	9,320
Net of tax amount	843	3,060	(3,476)	427
Balance at October 30, 2011	$ 9,692	$ (202,183)	$ 17,008	$ (175,483)
Unrecognized gains (losses):
Gross	2,723	(248,434)	10,261	(235,450)
Tax effect	–	93,580	(3,888)	89,692
Reclassification into net earnings:
Gross	–	18,609	(22,319)	(3,710)
Tax effect	–	(7,037)	8,419	1,382
Net of tax amount	2,723	(143,282)	(7,527)	(148,086)
Balance at October 28, 2012	$12,415	$(345,465)	$ 9,481	$(323,569)